Revenue - Revenue from Forward Contracts (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Derivatives
Net unrealized gains (losses)	$ (2,425)	$ 4,526	$ (7,285)	$ 3,510	$ 8,178	$ 3,581
Forward sales contracts
Derivatives
Net unrealized gains (losses)	300	(3,000)	7,200	(600)	4,800	2,200
Revenue	$ 52,400	$ 36,500	$ 90,500	$ 63,900	$ 145,600	$ 123,800